S000028695 [Member] Investment Objectives and Goals - CTIVP - CenterSquare Real Estate Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CTIVP® – CenterSquare Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.